SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 95	$ (2)	$ 33
Stock repurchase program, shares repurchased				1,111,796
Incentive Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares still available for future grant	1,211,578
Unrecognized compensation cost related to non-vested stock options	$ 80
Unrecognized compensation cost, recognition period	1 year 5 months 5 days
Incentive Share Option Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	2 years
Expiration period of granted options	7 years
Incentive Share Option Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance	2,465,113
Vesting period for plan	4 years
Expiration period of granted options	10 years